Leases (Details Narrative) - Jun. 30, 2026 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Leases
Operating Lease, Right-of-Use Asset	$ 200	¥ 1,000
Lease liabilities	$ 200	¥ 1,000
Weighted average discount rate	7.00%	7.00%
Weighted average remaining lease term	1 year	1 year